Segment information - Organic cash flow from telecom activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	€ 12,697	€ 10,190	€ 9,506
Purchases and sales of property, plant and equipment and intangible assets	(7,176)	(7,582)	(7,692)
Lease liabilities repayment	(1,398)	(1,429)
Elimination of telecommunication licenses paid	351	334	422
Elimination of significant litigation paid (and received)	2,217	(5)	174
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	12,961	11,014	9,672
Lease liabilities repayment	(1,394)	(1,426)
Finance leases liabilities repayments			(123)
Debts relating to financed assets repayments	(60)	(17)
Elimination of telecommunication licenses paid	351	334	422
Elimination of significant litigation paid (and received)	(2,217)	(5)	174
Organic cash flow from telecom activities	€ 2,494	€ 2,345	€ 2,490